CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred shares
Par value	₪ 0.2	₪ 0.2
Authorized	0	12,142,291
Issued	0	4,338,998
Outstanding	0	4,338,998
Ordinary shares
Par value	₪ 0.2	₪ 0.2
Authorized	57,500,000	45,357,710
Issued	11,811,709	1,152,138
Outstanding	11,811,709	1,152,138